Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 87,087,500.00
Total Fee Amount	12,026.78
Total Offset Amount	0.00
Net Fee	$ 12,026.78
Offering Table N/A
Offset Table N/A	N/A